Exhibit 99.1

KPMG LLP
Suite 700
20 Pacifica
Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Sallie Mae Bank (the “Bank”)
SMB Education Funding, LLC
Credit Suisse Securities (USA) LLC
(together, the “Specified Parties”)

Re: SMB Private Education Loan Trust 2021-A – Data File Procedures
We have performed the procedures described below, which were agreed to by the Specified Parties, on the specified attributes identified by the Bank in an electronic data file entitled “LoanLevelFile_2020-3BN_ 12162020_Unmasked.xlsx” (the “Data File”), provided by the Bank on December 18, 2020, containing certain information related to 242,021 student loans (the “Student Loans”) as of December 16, 2020 (the “Cutoff Date”), which we were informed are intended to be included as collateral in the offering by SMB Private Education Loan Trust 2021-A. The Bank is responsible for the specified attributes identified by the Bank in the Data File. The sufficiency of these procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.
We are independent certified public accountants with respect to the Bank and its affiliates under Rule 1.200.001 of the AICPA’s Code of Professional Conduct.
Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:
•
The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the materiality threshold.

•
The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the materiality threshold.

•	The term “materiality threshold” means dollar amounts were within $1.00.
•	The terms “ATLAS System,” “ENCORE System,” and “FDR System” mean the Bank’s servicing systems.
•	The term “Sources” means the following information furnished by the Bank:
–	Branch Categorization Screen within the ATLAS System;
–	Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, and SSN card correspondence within the ENCORE System; and,
–
#BS Screen, #BS1 Screen, #BS3 Screen, #BS5 Screen, #CDS Screen, #CIS Screen, #CP2 Screen, #CPH Screen, #CPO Screen, #CSS Screen, #CU3 CIM Screen, #ED2 Screen, #EDH Screen, #HDI Screen, #NM CC Screen, #NM CR Screen, #NPO Screen and #NM SA2 Screen within the FDR System.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

We make no representation regarding the validity, enforceability, or authenticity of such Sources.
•	The term “Instructions” means the instructions provided by the Bank pertaining to a procedure, attribute, methodology, or value, as described in Exhibit B.
We were instructed by the Bank to perform the following agreed-upon procedures on the Student Loans in the Data File.
A.
We randomly selected a sample of Student Loans from the Data File, utilizing a confidence level of 95.0%, an expected error rate of 3.0%, and a maximum estimated error occurrence rate (the upper error limit) for each of the attributes not to exceed 5.0%, as instructed by the Bank. The selection criteria resulted in a sample of 361 Student Loans (the “Selected Student Loans,” as listed in Exhibit A attached hereto).

B.
For each Selected Student Loan, we recomputed or compared the specified attributes listed below contained in the Data File to the corresponding information in the respective Sources, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the specified Sources or the inability to agree the indicated information from the Data File to the Sources for each of the specified attributes, utilizing the Instructions, constituted an exception. The Sources are listed in the order of priority until such attribute was agreed.

Attributes	Sources / Instructions
Social Security Number
Social Security Number, Loan Amount or Application ID information indicated on the Promissory Note, Final Disclosure correspondence, Counter Offer Modification Notification, SSN card correspondence, and Instructions

Signature(s) on the Promissory Note	Promissory Note and Instructions. We performed no procedures to assess compliance with regard to any signatory requirements or confirm the authenticity of the signature(s)
Disbursement Year	“1ST ACTIVE DATE” field on #BS5 Screen
Original Principal Balance	“TLDSBAMT” field in the “OTHER” option on #HDI Screen, sum of “LOAN DISBURSEMENT” amounts on #CSS Screen, “FINANCIAL INSTITUTION” field on #NM CC Screen, and Instructions
Current Principal Balance
“ACCOUNT BALANCE” field on #CSS Screen, “EFF-DT” field on #CPH Screen, “CYCLE DATE” field on #CSS Screen, accrued interest recomputed using “INT_RT” field on #EDH Screen, “ACCOUNT BALANCE” field on #CSS Screen, “TOTAL ACCOUNT BALANCE” field in the “CYCLE DATE” field on #CSS Screen, applicable “AMOUNT-PAID” on #CPH Screen, sum of “ACCOUNT BALANCE” field on #CSS Screen, total of all “LOAN DISBURSEMENT” amounts on #CDS Screen, total of all “FORBEARANCE PAYMENT” amounts on #CDS Screen, “CAP” field on #EDH Screen, “DATE” field on #EDH Screen, “CAP INT” field on #ED2 Screen, total of all “PAYMENT REVERSAL” amounts on #CDS Screen, total of all “ACCRUED INTEREST” amounts on #CSS Screen, “CASH ADB 1 & 2” field on #ED2 Screen, "CUR BAL" field on #BS Screen, and Instructions

2

Attributes	Sources / Instructions
Loan Type	“#14” field on #NM CC Screen
Loan Status	“MISC FIELD 2” field on #BS3 Screen and “CURR LOAN STAT” field on #EDH Screen, or notation of status change on #CIS Screen, and Instructions
Current Status End Date
Recompute using “CURR LOAN STAT” field on #EDH Screen and one of the following: “CYCLE DATE” and “CURR:GRAD/SEP DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” and “RPMT BEGIN DT” fields on #CSS Screen and #EDH Screen, respectively; “CYCLE DATE” field on #CSS Screen and “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen; “CYCLE DATE” and “MATURITY DT” fields on #CSS Screen and #EDH Screen, respectively; notation of status change on #CIS Screen or #EDH Screen, and Instructions

Remaining Term
“CURR LOAN STAT” field on #EDH Screen, “MISC FIELD 2” field on #BS3 Screen, “#9” field on #NM CC Screen, “CYCLE DATE” field on #CSS Screen, “MATURITY DT” field on #EDH Screen, “METHOD OVERRIDE END DATE” in “RULS MIN PAY (CP PO RM)” field on #NPO Screen, or “DUE DATE” field on #CSS Screen, and Instructions

Repayment Schedule Type	“MISC FIELD 2” field on #BS3 Screen, “CYCLE DATE” field on #CSS Screen, “RPMT BEGIN DT” and “CURR LOAN STAT” fields on #EDH Screen, and Instructions
Interest Rate
“INT RT” field, “INT 1%” field, “INT 2%” field on #EDH Screen, “DAYS1” field on #ED2 Screen, “CYCLE DATE” field on #CSS Screen, or “PER DAY INTEREST” field on #CPO Screen and “ACCOUNT BALANCE” field on #CSS Screen, or “VAR CASH SET1” field on #CP2 Screen and “ANNUAL INTEREST RATE CASH ADVANCE” field on #NM SA2 Screen, “DDD_RATE” field on #HDI Screen, and Instructions

School Code	“MISC FIELD 5” field on #BS3 Screen or the last number group in the “ID #” field on #CU3 CIM Screen
School Types 1 and 2 (School Type and Title IV)	“PROGRAM CATEGORY,” “FOR PROFIT/NON-PROFIT,” “PEPS TITLE IV” and “SOURCE OF CATEGORIZATION” fields on Branch Categorization Screen, and Instructions
State of Residence	#BS1 Screen or documentation of change that affects the state of residence on #CIS Screen
Recent FICO	“CREDIT BUREAU SCORE” and “DATE CB SCORE GENERATED” fields on #NM CR Screen
Original FICO	“EDS SCR01” or “EDS SCR02” fields within the “FICO INFO” tab on #HDI Screen

3

The information regarding the Selected Student Loans was found to be in agreement with the respective information contained in the Sources. Based on the results of the procedures performed, there is a 95.0% confidence level that the maximum estimated error occurrence rate for each of the attributes across the entire population of 242,021 Student Loans does not exceed 5.0%. Because we are not engaged to express a conclusion, we do not offer a conclusion based on the application of a sampling technique.
This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes identified by the Bank in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to the Specified Parties.
The procedures performed were applied based on the information contained in the Data File, Sources, and Instructions, without verification or evaluation of the Data File, Sources or Instructions by us; therefore, we express no opinion or any other form of assurance regarding (i) the physical existence of the Student Loans, (ii) the reasonableness of the Sources and Instructions, (iii) the reliability or accuracy of the Sources, which were used in our procedures, or (iv) matters of legal interpretation.
The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Student Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Student Loans being securitized, (iii) the compliance of the originator of the Student Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Student Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by a nationally recognized statistical rating organization (“NRSRO”).
The terms of our engagement are such that we have no obligation to update this report because of events and transactions that may subsequently occur.
This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.
/s/KPMG LLP
Irvine, CA
January 19, 2021
4

Exhibit A
The Selected Student Loans
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
1	2021A001	51	2021A051	101	2021A101	151	2021A151
2	2021A002	52	2021A052	102	2021A102	152	2021A152
3	2021A003	53	2021A053	103	2021A103	153	2021A153
4	2021A004	54	2021A054	104	2021A104	154	2021A154
5	2021A005	55	2021A055	105	2021A105	155	2021A155
6	2021A006	56	2021A056	106	2021A106	156	2021A156
7	2021A007	57	2021A057	107	2021A107	157	2021A157
8	2021A008	58	2021A058	108	2021A108	158	2021A158
9	2021A009	59	2021A059	109	2021A109	159	2021A159
10	2021A010	60	2021A060	110	2021A110	160	2021A160
11	2021A011	61	2021A061	111	2021A111	161	2021A161
12	2021A012	62	2021A062	112	2021A112	162	2021A162
13	2021A013	63	2021A063	113	2021A113	163	2021A163
14	2021A014	64	2021A064	114	2021A114	164	2021A164
15	2021A015	65	2021A065	115	2021A115	165	2021A165
16	2021A016	66	2021A066	116	2021A116	166	2021A166
17	2021A017	67	2021A067	117	2021A117	167	2021A167
18	2021A018	68	2021A068	118	2021A118	168	2021A168
19	2021A019	69	2021A069	119	2021A119	169	2021A169
20	2021A020	70	2021A070	120	2021A120	170	2021A170
21	2021A021	71	2021A071	121	2021A121	171	2021A171
22	2021A022	72	2021A072	122	2021A122	172	2021A172
23	2021A023	73	2021A073	123	2021A123	173	2021A173
24	2021A024	74	2021A074	124	2021A124	174	2021A174
25	2021A025	75	2021A075	125	2021A125	175	2021A175
26	2021A026	76	2021A076	126	2021A126	176	2021A176
27	2021A027	77	2021A077	127	2021A127	177	2021A177
28	2021A028	78	2021A078	128	2021A128	178	2021A178
29	2021A029	79	2021A079	129	2021A129	179	2021A179
30	2021A030	80	2021A080	130	2021A130	180	2021A180
31	2021A031	81	2021A081	131	2021A131	181	2021A181
32	2021A032	82	2021A082	132	2021A132	182	2021A182
33	2021A033	83	2021A083	133	2021A133	183	2021A183
34	2021A034	84	2021A084	134	2021A134	184	2021A184
35	2021A035	85	2021A085	135	2021A135	185	2021A185
36	2021A036	86	2021A086	136	2021A136	186	2021A186
37	2021A037	87	2021A087	137	2021A137	187	2021A187
38	2021A038	88	2021A088	138	2021A138	188	2021A188
39	2021A039	89	2021A089	139	2021A139	189	2021A189
40	2021A040	90	2021A090	140	2021A140	190	2021A190
41	2021A041	91	2021A091	141	2021A141	191	2021A191
42	2021A042	92	2021A092	142	2021A142	192	2021A192
43	2021A043	93	2021A093	143	2021A143	193	2021A193
44	2021A044	94	2021A094	144	2021A144	194	2021A194
45	2021A045	95	2021A095	145	2021A145	195	2021A195
46	2021A046	96	2021A096	146	2021A146	196	2021A196
47	2021A047	97	2021A097	147	2021A147	197	2021A197
48	2021A048	98	2021A098	148	2021A148	198	2021A198
49	2021A049	99	2021A099	149	2021A149	199	2021A199
50	2021A050	100	2021A100	150	2021A150	200	2021A200

Exhibit A
The Selected Student Loans (Cont.)
Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number	Selected Student Loan Number	Student Loan Number
201	2021A201	242	2021A242	283	2021A283	324	2021A324
202	2021A202	243	2021A243	284	2021A284	325	2021A325
203	2021A203	244	2021A244	285	2021A285	326	2021A326
204	2021A204	245	2021A245	286	2021A286	327	2021A327
205	2021A205	246	2021A246	287	2021A287	328	2021A328
206	2021A206	247	2021A247	288	2021A288	329	2021A329
207	2021A207	248	2021A248	289	2021A289	330	2021A330
208	2021A208	249	2021A249	290	2021A290	331	2021A331
209	2021A209	250	2021A250	291	2021A291	332	2021A332
210	2021A210	251	2021A251	292	2021A292	333	2021A333
211	2021A211	252	2021A252	293	2021A293	334	2021A334
212	2021A212	253	2021A253	294	2021A294	335	2021A335
213	2021A213	254	2021A254	295	2021A295	336	2021A336
214	2021A214	255	2021A255	296	2021A296	337	2021A337
215	2021A215	256	2021A256	297	2021A297	338	2021A338
216	2021A216	257	2021A257	298	2021A298	339	2021A339
217	2021A217	258	2021A258	299	2021A299	340	2021A340
218	2021A218	259	2021A259	300	2021A300	341	2021A341
219	2021A219	260	2021A260	301	2021A301	342	2021A342
220	2021A220	261	2021A261	302	2021A302	343	2021A343
221	2021A221	262	2021A262	303	2021A303	344	2021A344
222	2021A222	263	2021A263	304	2021A304	345	2021A345
223	2021A223	264	2021A264	305	2021A305	346	2021A346
224	2021A224	265	2021A265	306	2021A306	347	2021A347
225	2021A225	266	2021A266	307	2021A307	348	2021A348
226	2021A226	267	2021A267	308	2021A308	349	2021A349
227	2021A227	268	2021A268	309	2021A309	350	2021A350
228	2021A228	269	2021A269	310	2021A310	351	2021A351
229	2021A229	270	2021A270	311	2021A311	352	2021A352
230	2021A230	271	2021A271	312	2021A312	353	2021A353
231	2021A231	272	2021A272	313	2021A313	354	2021A354
232	2021A232	273	2021A273	314	2021A314	355	2021A355
233	2021A233	274	2021A274	315	2021A315	356	2021A356
234	2021A234	275	2021A275	316	2021A316	357	2021A357
235	2021A235	276	2021A276	317	2021A317	358	2021A358
236	2021A236	277	2021A277	318	2021A318	359	2021A359
237	2021A237	278	2021A278	319	2021A319	360	2021A360
238	2021A238	279	2021A279	320	2021A320	361	2021A361
239	2021A239	280	2021A280	321	2021A321
240	2021A240	281	2021A281	322	2021A322
241	2021A241	282	2021A282	323	2021A323

Note: The Bank has assigned a unique Loan ID number to each Student Loan in the Data File. The Student Loan Numbers referred to in this Exhibit are not the Loan ID numbers.

Exhibit B
Instructions
Attribute	Instructions
Social Security Number and Signature(s) on the Promissory Note
We were instructed by the Bank to (i) compare the Social Security Number in the “Borrwer SSN” field in the Data File to the Social Security Number on the Promissory Note, (ii) compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the Loan Amount on the Promissory Note, and (iii) observe Signature(s) on the Promissory Note. In the event, the Loan Amount listed on the Promissory Note either was not listed or was lower than the Original Principal Balance indicated in the Data File, the Bank instructed us to locate the Final Disclosure correspondence or the Counter Offer Modification Notification within the ENCORE System, for which the Application ID matched the Application ID on the Promissory Note. In the event, the Social Security Number contained on the Promissory Note did not agree to the “Borrwer SSN” field in the Data File, the Bank instructed us to locate the SSN card correspondence or the Credit Bureau Report, for which the SSN matched the SSN in the Data File. In the event the Promissory Note for a Selected Student Loan was not available, we were instructed by the Bank to not perform procedures to compare the Social Security Number and Signature(s) on the Promissory Note. The Promissory Note was available for all Selected Student Loans.

Original Principal Balance
We were instructed by the Bank to compare the Original Principal Balance in the “Total Disbursement Amount” field in the Data File to the amount displayed in the “TLDSBAMT” field in the “OTHER” option on the #HDI Screen.
In the event the Original Principal Balance in the Data File did not agree, we were instructed by the Bank (i) for Selected Student Loans originated after July 2013, to compare to the sum of all “LOAN DISBURSMENT” amounts displayed on the #CSS Screen, or (ii) for Selected Student Loans originated in or prior to July 2013, to compare to the amount displayed in the “FINANCIAL INSTITUTION” field on the #NM CC Screen.

Current Principal Balance
We were instructed by the Bank to compare the Current Principal Balance in the “Outstanding Principal Amount” field in the Data File to the “ACCOUNT BALANCE” field on the #CSS Screen, or the "CUR BAL" field on the #BS Screen. In the event the information did not agree, we were instructed by the Bank to recompute the Current Principal Balance (the “Recomputed Current Principal Balance”) as follows:
a)      Read the date in the “EFF-DT” field on the #CPH Screen to identify if there was a payment made after the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and one day following the Cutoff Date;
1)     If a payment was made based on procedure (a), recompute accrued interest as the product of (i) the “INT_RT” field on the #EDH Screen, (ii) “ACCOUNT BALANCE” field on the #CSS Screen, and (iii) a fraction, the numerator of which is the difference in the number of days between the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen, and the effective date of the transaction indicated in the “EFF-DT” field on the #CPH Screen minus one, and a denominator of 366 (i.e., the total number of days in the 2020 calendar year); and,

Attribute	Instructions

2)      Add the recomputed accrued interest from procedure (1), as applicable, to the “TOTAL ACCOUNT BALANCE” field as of the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen (which represents the “ACCOUNT BALANCE” plus the interest accrued between the “ACCOUNT BALANCE” date and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen), and subtract the payment amount stated in the “AMOUNT-PAID” field on the #CPH Screen, as applicable, from the result.
b)      In the event the Recomputed Current Principal Balance calculated in step (a) did not agree, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “LOAN DISBURSEMENT” amounts on the #CDS Screen.
c)     In the event the Recomputed Current Principal Balance calculated in step (b) did not agree, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the difference of (i) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen and (ii) the total of all “FORBEARANCE PAYMENT” amounts on the #CDS Screen.
d)      In the event the Recomputed Current Principal Balance calculated in step (c) did not agree, if the “CAP” field on the #EDH Screen indicated “C” and the “DATE” field on the #EDH Screen indicated a date equal to the most recent cycle date, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the “ACCOUNT BALANCE” field on the #CSS Screen and (ii) the “CAP INT” field on the #ED2 Screen.
e)      In the event the Recomputed Current Principal Balance calculated in step (d) did not agree, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the sum of (i) the total of all “PAYMENT REVERSAL” amounts on the #CDS Screen and (ii) the sum of (1) the “TOTAL ACCOUNT BALANCE” field on the #CSS Screen minus (2) the total of all “ACCRUED INTEREST” amounts on the #CSS Screen minus (3) the “CAP INT” field on the #ED2 Screen, where the “CAP” field on the #EDH Screen indicated “R” and the “DATE” field on the #EDH Screen indicated a date within four (4) months of the Cutoff Date.
f)        In the event the Recomputed Current Principal Balance calculated in step (e) did not agree, we were instructed to compare the “Outstanding Principal Amount” field in the Data File to the ending balance in the “CASH ADB 1 & 2” field on the #ED2 Screen.

Loan Status
We were instructed by the Bank to compare Loan Status in the “Payment Loan Status” field in the Data File as follows:
a)      If the repayment type contained in the “MISC FIELD 2” field on the #BS3 Screen indicated “SOIOP” or “PPIOP” (indicating Interest Only) or “F0025” or “FX025”

Attribute	Instructions

      (indicating Fixed Payment), and the “CURR LOAN STAT” field on the #EDH Screen did not indicate “DMIP” or “F***,” the Loan Status was “In-Repayment”;
b)       If the “CURR LOAN STAT” field on the #EDH Screen System indicated “SSP*” or “SSG*,” the Loan Status was “In-Repayment”; or,
c)      Compare to the status contained in the “CURR LOAN STAT” field on the #EDH Screen. In the event the Loan Status did not agree, the Bank instructed us to identify a notation of status change on the #CIS Screen.

Current Status End Date
We were instructed by the Bank to recompute the Current Status End Date (the “Recomputed Current Status End Date”) as follows:
a)      If the “CURR LOAN STAT” field on the #EDH Screen was “SCHL,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “CURR: GRAD/SEP DT” field on the #EDH Screen;
b)       If the “CURR LOAN STAT” field on the #EDH Screen was “GRCE,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “RPMT BEGIN DT” field on the #EDH Screen;
c)      If the “CURR LOAN STAT” field on the #EDH Screen was “DINT,” “DSCH,” “F***”, “SSPA,” or “SSGR,” recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen on or after the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen; or,
d)      If the “CURR LOAN STAT” field on the #EDH Screen was “RPMT,” “D***” (except “DINT” and “DSCH”), or “SSP*” (except “SSPA”), recompute the Current Status End Date as the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the date in the “MATURITY DT” field on the #EDH Screen.
e)      In the event the recomputed Current Status End Date calculated in procedures (a), (b), (c), or (d) did not agree to the “Current Borrower Status End Date” field in the Data File, we were instructed by the Bank to calculate the Recomputed Current Status End Date as follows:
(i)      Identify a notation of status change that affected the loan status after the Cutoff Date (i.e., retro Forbearance) on the #CIS Screen and recompute the Current Status End Date as the first cycle date after the loan status “End Date” indicated on the #CIS Screen.
(ii)      If a notation of status change that affects the loan status after the Cutoff date was not available, the “STAT” field on the #EDH Screen indicated “SSGR” and the “TYPE” field on the #EDH Screen indicated “FB,” recompute the Current Status End Date as the first cycle date after the Cutoff Date.

Attribute	Instructions
recompute the Current Status End Date as the first cycle date after the Cutoff Date.
Remaining Term
We were instructed by the Bank to compare Remaining Term to the “Total Repayment Term” field in the Data File or recompute Remaining Term (“Recomputed Remaining Term”) as follows:
a)      If the “CURR LOAN STAT” field on the #EDH Screen indicated “In-School” or “In-Grace” and the “MISC FIELD 2” field on the #BS3 Screen indicated “Deferred Loan,” compare to the value in the “#9” field on the #NM CC Screen;
b)      If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” or “F,” recompute as the difference in months[1] between the next cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the first cycle date indicated in the “CYCLE DATE” field on the #CSS Screen following the maturity date indicated in the “MATURITY DT” field on the #EDH Screen; and,
c)      If the “CURR LOAN STAT” field on the #EDH Screen started with a “D” and the “MISC FIELD 2” field on the #BS3 Screen was “SOIOP,” “PPIOP,” “F0025,” or “FX025,” recompute as the difference in months. between the current cycle date indicated in the “CYCLE DATE” field on the #CSS Screen and the “METHOD OVERRIDE END DATE” indicated in the “RULS MIN PAY (CP PO RM)” field on the #NPO Screen.

Repayment Schedule Type
We were instructed by the Bank to compare the Repayment Schedule Type in the “Repayment Schedule Code” field in the Data File as follows:
a)      If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” field on the #EDH Screen was after the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “GRPM,” “DMIP,” or “F***” (but not “FORP”), or the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “N;”
b)      If the “MISC FIELD 2” field on the #BS3 Screen was “D0000” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, or the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the

Attribute	Instructions

     “RPMT BEGIN DT” on the #EDH Screen was on or before the Cutoff Date, the Repayment Schedule Type was “V;”
c)      If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “W;”
d)      If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the cycle date indicated in the “CYCLE DATE” field on the #CSS Screen after the “RPMT BEGIN DT” on the #EDH Screen was after the Cutoff Date, the Repayment Schedule Type was “Z;”
e)      If the “MISC FIELD 2” field on the #BS3 Screen was blank, “SOIOP,” or “PPIOP” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “D;”
f)      If the “MISC FIELD 2” field on the #BS3 Screen was “F0025” or “FX025” and the “CURR LOAN STAT” field on the #EDH Screen was “DSCH” or “DINT,” the Repayment Schedule Type was “E;”
g)      If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SSGR,” the Repayment Schedule Type was “T;” and,
h)      If the “MISC FIELD 2” field on the #BS3 Screen was blank and the “CURR LOAN STAT” field on the #EDH Screen was “SS**” (but not “SSGR”), the Repayment Schedule Type was the last character of the “CURR LOAN STAT” field on the #EDH Screen.

Interest Rate
We were instructed by the Bank to compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT RT” field on the #EDH Screen.
In the event the Interest Rate did not agree, we were instructed by the Bank to recompute Interest Rate (“Recomputed Interest Rate”) as follows:
a)      Add the number of days found in the “DAYS 1” field on the #ED2 Screen to the first day of the loan’s cycle date as of the Cutoff Date indicated in the “CYCLE DATE” field on the #CSS Screen;
b)      If step (8.a) resulted in a date that is on or before the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 1%” field on the #ED2 Screen;
c)      If step (8.a) resulted in a date that is after the Cutoff Date, we were instructed by the Bank to compare the Interest Rate in the “Net Interest Rate” field in the Data File to the “INT 2%” field on the #ED2 Screen.

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d)      In the event the Interest Rate calculated in step (b) or (c) did not agree, we were instructed by the Bank to recompute the Interest Rate as follows:
(i)      divide the interest amount in the “PER DAY INTEREST” field on the #CPO Screen by the amount in the “ACCOUNT BALANCE” field on the #CSS Screen and multiply by 10
(ii)    add 0.0000099 and truncate to five decimals
(iii)    multiply by 366 (i.e., the total number of days in the 2020 calendar year), and
(iv)     round the value to the nearest 0.125 percent.
e)      In the event the Interest Rate calculated in step (d) did not agree, we were instructed by the Bank to recompute the Interest Rate by adding (i) the amount in the “VAR CASH SET1” field on the #CP2 Screen to (ii) the amount in the “ANNUAL INTEREST RATE CASH ADVANCE” field on the #NM SA2 Screen.
f)        In the event the Interest Rate calculated in step (e) did not agree, we were instructed by the Bank to recompute the Interest Rate by subtracting the borrower benefits in the “DDD_RATE” field in the DDDBENEFIT section on the #HDI screen from the “INT RT” field on the #EDH Screen.

School Type 1 (School Type) and School Type 2 (Title IV)
We were instructed by the Bank to input the School Code in the “Current School ID” field in the Data File into the ATLAS System in order to access the corresponding school information contained on the Branch Categorization Screen. In addition, we were instructed to consider School Types 1 and 2 as follows:
a)      If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “4” or “H” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “4 year;”
b)      If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “2” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “2 year;”
c)      If the “PROGRAM CATEGORY” field on the Branch Categorization Screen was “T” and the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP,” the School Type 1 was “Trade School;”
d)     If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”
e)     If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch

Attribute	Instructions

      Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – For Profit;”
f)       If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non-Title IV – For Profit;”
g)       If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “For Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – For Profit;”
h)      If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Not For Profit;”
i)        If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “Yes,” the School Type 2 was “Title IV – Non-For Profit;”
j)        If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “PEP” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No,” the School Type 2 was “Non-Title IV – Not For Profit;”
k)       If the “FOR PROFIT/NON-PROFIT” field on the Branch Categorization Screen was “Non-Profit,” the “SOURCE OF CATEGORIZATION” field on the Branch Categorization Screen was “SLM” and the “PEPS TITLE IV” field on the Branch Categorization Screen was “No” or “Blank,” the School Type 2 was “Non-Title IV – Not For Profit.”
We were instructed by the Bank to compare the School Types 1 and 2 (School Type and Title IV) in the “Current School ID” field and “School Title IV Eligibility Code” field in the Data File, respectively, to the corresponding information derived based on the instructions above.